INVESTMENTS	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
10. INVESTMENTS

At January 31, 2018, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value
Available-for-sale shares:
Levon Resources Ltd.	40,000	$2,116	$17,684	$19,800
VBI Vaccines Inc.	8,000	16,927	22,033	38,960
Great Thunder Gold Corp.	10,819	866	431	1,297

		$19,909	$40,148	$60,057

At January 31, 2017, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	220,000	$11,637	$65,363	$77,000
VBI Vaccines Inc.	11,000	23,274	32,056	55,330
Great Thunder Gold Corp.	17,829	1,297	(432)	865

		$36,208	$96,987	$133,195

During the year ended January 31, 2018, the Company recorded an unrealized loss of $57,269 (2017 – gain of $40,449; 2016 – loss of $46,960) on investments in marketable securities, representing the change in fair value during the year.

During the year ended January 31, 2018, the Company sold 180,000 (2017 – Nil, 2016 - Nil) shares of Levon Resources Ltd. for gross proceeds of $79,070 (2017 - $Nil, 2016 - $Nil) and 3,000 (2017 – Nil, 2016 - Nil) shares of VBI Vaccines Inc. for gross proceeds of $23,061 (2017 - $Nil, 2016 - $Nil). As a result, the Company recorded a gain on sale of investments of $87,320 for the year ended January 31, 2018 (2017 – $Nil, 2016 – $Nil).